Lincoln National Corporation 150 N. Radnor Chester Road Radnor, PA 19087-5221 www.LincolnFinancial.com
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
July 11, 2025
Samantha Brutlag, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Bain Capital Total Credit Fund, LP (“Trust” or “Registrant”)
	File Nos.:	333-285896 and 811-24066
	Fund:	Lincoln Bain Capital Total Credit Fund (the “Fund”)

Dear Ms. Brutlag:
Attached for filing via EDGAR is the Registrant’s amended Registration Statement on Form N-2. Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.
No fee is required in connection with this filing. Please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Samuel K. Goldstein Samuel K. Goldstein, Esq. Chief Counsel - Funds Management
cc: Ronald A. Holinsky, Chief Counsel